INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY (Details) $ in Millions	Jul. 29, 2019 HKD ($)	Aug. 03, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 29, 2019 USD ($)
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY
Investment deposit	$ 10		$ 1,277,514	$ 1,277,514
Manulife (International) Limited ("Manulife")
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY
Investment deposit	$ 10			$ 1,277,514
Investment holding period	5 years
Subsequent Events
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY
Investment deposit		$ 1,277,514
Minimum | Manulife (International) Limited ("Manulife")
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY
Rates of return (as a percent)	8.69%
Maximum | Manulife (International) Limited ("Manulife")
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY
Rates of return (as a percent)	11.49%
Average | Manulife (International) Limited ("Manulife")
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY
Rates of return (as a percent)	9.48%